Dividends Paid And Proposed - Disclosure of Detailed Information About Dividends Explanatory (Parenthetical) (Detail) - € / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Final dividend
Disclosure of Detailed Information About Dividends [Line Items]
Dividend per share (dollars per share)	€ 0	€ 0	€ 0.18